Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Components of Discontinued Operations

The components of the Consolidated Balance Sheet accounts presented as assets and liabilities held for sale as of December 31, 2017 follow (in thousands).  There were no assets or liabilities held for sale as of December 31, 2018 after the deconsolidation of Capnia.

December 31, 2017
Current assets
Accounts receivable	$50
Inventory	420
Prepaid expenses and other current assets	46
Total current assets held for sale	$516
Long-term assets
Property and equipment, net	$20
Other intangible assets	446
Total long-term assets held for sale	$466
Current liabilities
Accounts payable	$51
Accrued compensation and other current liabilities	76
Total current liabilities for sale	$127
Long-term liabilities
Other long-term liabilities	$225
Total long-term liabilities held for sale	$225

The components of the Consolidated Statements of Operations presented as discontinued operations follow (in thousands).

	Year Ended December 31,
	2018	2017
Product revenue	$62	$735
Cost of product revenue	32	820
Gross profit (loss)	30	(85)
Expenses
Research and development	1,106	2,427
Sales and marketing	25	218
General and administrative	393	669
Total expenses	1,524	3,314
Operating loss	(1,494)	(3,399)
Other expense
Loss on sale of assets	—	(186)
Other expense	—	(8)
Total other expense	—	(194)
Net loss from discontinued operations	$(1,494)	$(3,593)